EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8     EQUITY TRANSACTIONS

Recapitalization

On December 15, 2016, the Company’s stockholders approved the Board’s recommendation to increase the number of authorized shares of common stock from 395,000,000 to 500,000,000 shares in order to provide the Company with sufficient authorized shares to accomplish its objectives. The Company filed an amendment to modify its Articles of Incorporation with the State of Nevada on January 4, 2017, which was approved by the Secretary of State on January 24, 2017.

Common Stock Issuances

During January 2016, the Company issued 500,000 restricted shares of common stock to a consultant. The fair value of the shares on the date of grant was $48,000, or $0.096 per share. The Company recorded compensation expense of $48,000 in connection with the issuance of the shares.

During May 2017, the Company issued 250,000 restricted shares of common stock to a consultant. The fair value of the shares on the date of the grant was $17,500, or $0.07 per share. The Company recorded compensation expense of $17,500 in connection with the issuance of the shares.

During the nine months ended September 30, 2017, the Company issued and sold 8,333,334 restricted shares of common stock at a price of $0.06 per share to accredited investors, which included the Company’s Chairman and Interim CEO, and an independent director, for net proceeds of $500,000 as part of a private offering. The market price of the Company’s common stock on the dates of these transactions ranged from $0.06 to $0.10 per share.

Common Stock Options and Awards

The Company recognizes stock-based compensation expense for grants of stock option awards, stock awards, restricted stock units and restricted stock under the Company’s Incentive Plan to employees and nonemployee members of the Company’s Board of Directors. In addition, the Company grants stock options to nonemployee consultants from time to time in consideration for services performed for the Company.

The Company’s 2016 Equity Incentive Award Plan (the “2016 Plan”) was approved on December 15, 2016 by the stockholders. The 2016 Plan replaces the Company’s 2008 Equity Incentive Plan (the “2008 Plan”), 2009 Incentive Stock Plan (the “2009 Plan”), 2012 Equity Incentive Award Plan (the “2012 Plan”), and the 2014 Equity Incentive Plan (the “2014 Plan” and, together with the 2008, 2009, and 2012 Plans, the “Prior Plans”). Options and awards previously granted under the Prior Plans that have not yet expired by their terms will remain outstanding until their expiration dates. Following adoption of the 2016 Plan, the Company no longer makes any grants or awards under the Prior Plans. The 2016 Plan replaces all previous plans and reserves a total of 10,000,000 shares of common stock for awards granted under the 2016 Plan. Under the 2016 Plan, as of September 30, 2017, the Company had granted options, net of forfeitures, for the purchase of a total of 6,650,000 shares, had awarded 2,000,000 shares with an additional 1,000,000 shares to be awarded upon achievement of certain performance milestones, leaving 350,00 options available for future grants or awards.

The Company estimates the fair value of each stock option award by using the Black-Scholes option-pricing model, which model requires the use of exercise behavior data and the use of a number of assumptions including volatility of the Company’s stock price, the weighted average risk-free interest rate, and the expected life of the options. Because the Company does not pay dividends, the dividend rate variable used in the Black-Scholes option-pricing model is zero. For the three months ended September 30, 2017 and 2016, the Company recorded stock-based compensation of $89,549 and $0, respectively. For the nine months ended September 30, 2017 and 2016, the Company recorded stock-based compensation of $807,610 and $48,000, respectively, of which $494,086, relates to options granted to employees, directors and consultants. Upon the appointment of Mr. Esposito as Interim CEO and subsequently, Mr. Dodd as CEO, the Company incurred one-time charges in aggregate of $210,000 resulting from two separate stock awards of 1,000,000 shares of common stock each. Additionally, the Company recorded a one-time charge of $89,064 relating to the modification of vesting relating to 750,000 options issued in 2014 to Mr. Esposito upon his appointment as Interim CEO. The Company also recorded a one-time charge of $14,460 of stock-based compensation expense for the modification relating to the extension of exercisability from three weeks to three years upon retirement related to Mr. Marshall and Dr. Marshall’s stock options. In June 2017, Mr. Hoyt retired from the Board and was offered the same extension of exercisability related to his options, as that was provided to Mr. Marshall and Dr. Marshall. As the stock price on the date of modification of Mr. Hoyt’s options was significantly lower than the option’s exercise price, no additional expense was recorded as the result of this modification. An additional 1,000,000 shares of common stock has been reserved as a performance award to Mr. Dodd as part of his appointment to CEO, contingent upon meeting certain performance milestones. No expense has yet been recorded in conjunction with this award as the milestones have not been met as of September 30, 2017. As of September 30, 2017, the Company had outstanding unvested options for a total of 575,000 shares with related unrecognized expense of approximately $44,000. The Company will recognize this expense over the service period or when the achievement of the required milestones becomes probable.

During 2017, the Company estimated the fair value of the stock options at the date of each grant based on the following weighted average assumptions:

Risk-free interest rate	1.36% to 1.99%
Expected life	5 years
Expected volatility	98.38% to 101.86%
Dividend yield	0.00%

The following is a summary of the status of the Company’s outstanding options as of September 30, 2017 and changes during the nine months then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

As of December 31, 2016	20,715,000	$0.143	2.08	$261,220
Granted	6,900,000	0.097
Expired and canceled	(7,300,000)	0.206
Exercised	-	-
As of September 30, 2017	20,315,000	0.105	3.69	-
Exercisable	19,740,000	0.105	3.65	-

Warrants

During October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%. The warrants are exercisable between January 31, 2017 and January 30, 2018, at which point the outstanding warrants expire (see Note 6).

During May 2017, the Company issued a warrant to purchase up to 750,000 shares of common stock at an exercise price of $0.10 per share to a third-party consultant. The warrant will vest when certain milestones are achieved and will expire three years from the date of issuance.

NOTE 11 - EQUITY TRANSACTIONS

Unless otherwise stated, the following equity transactions were with unrelated parties and the securities issued were restricted. There were no underwriters involved.

Common Stock for Cash – 2015

During February 2015, the Company sold 300,000 restricted shares of common stock to an accredited investor for cash proceeds totaling $21,000, or $0.07 per share.

During February and March 2015, the Company sold an aggregate of 3,000,000 restricted shares of common stock to seven accredited investors for cash proceeds totaling $150,000, or $0.05 per share.

During April, May and June 2015, the Company sold an aggregate of 7,500,000 restricted shares of common stock to eight accredited investors for cash proceeds totaling $375,000, or $0.05 per share.

During August 2015, the Company sold an aggregate of 2,600,000 restricted shares of common stock to five accredited investors for cash proceeds totaling $130,000, or $0.05 per share.

During November 2015, the Company sold 10,000,000 restricted shares of common stock to an accredited investor for cash proceeds totaling $1,000,000, or $0.10 per share.

Common Stock for Cash or Services Provided – 2016

During the January 2016, the Company issued 500,000 restricted shares of common stock for consulting services. The value of the shares on the date of grant was $48,000, or $0.096 per share.

During September 2016, the Company sold an aggregate of 4,000,000 restricted shares of common stock to three accredited investors for cash proceeds totaling $160,000, or $0.04 per share.

During October 2016, the Company issued 20,000,000 restricted shares of common stock pursuant to the exercise of warrants for cash proceeds totaling $1,000,000, or $0.05 per share.

Recapitalization

The Company’s amended Articles of Incorporation include a class of preferred stock, par value $0.00001, with authorized shares of 50,000,000. To date, no shares of preferred stock have been issued. The rights and preferences of the authorized preferred shares will be determined by the Company’s Board of Directors.

On December 15, 2016, the Company’s stockholders approved the Board’s recommendation to increase the number of shares of common stock authorized from 395,000,000 shares to 500,000,000 shares in order to provide the Company with sufficient authorized shares to accomplish its objectives. The Company filed an amendment to modify its Articles of Incorporation with the State of Nevada on January 4, 2017, which was approved by the State on January 24, 2017.